Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (4.0%)
	Nucor Corp.	5,339,882	1,056,763
	Fastenal Co.	12,431,735	958,984
	Newmont Corp.	25,033,277	897,193
	LyondellBasell Industries NV Class A	5,638,280	576,683
	International Flavors & Fragrances Inc.	5,546,074	476,907
	Dow Inc.	7,625,447	441,742
	Celanese Corp. Class A	2,364,133	406,300
	Avery Dennison Corp.	1,748,346	390,318
	CF Industries Holdings Inc.	4,092,118	340,505
[1]	Albemarle Corp.	2,549,997	335,937
	International Paper Co.	7,526,155	293,671
	Steel Dynamics Inc.	1,670,016	247,546
	Mosaic Co.	3,491,748	113,342
	Westlake Corp.	348,133	53,195
			6,589,086
Consumer Discretionary (12.9%)
*	Copart Inc.	18,772,410	1,087,298
	DR Horton Inc.	6,486,700	1,067,386
	Lennar Corp. Class A	5,374,213	924,257
*	Chipotle Mexican Grill Inc. Class A	297,798	865,630
*	Trade Desk Inc. Class A	9,316,539	814,452
	Electronic Arts Inc.	5,806,819	770,391
	Dollar General Corp.	4,767,406	744,001
	Delta Air Lines Inc.	13,970,819	668,783
*	Royal Caribbean Cruises Ltd.	4,738,029	658,633
	Tractor Supply Co.	2,347,985	614,515
*	Dollar Tree Inc.	4,495,028	598,513
	eBay Inc.	11,271,401	594,905
*	AutoZone Inc.	187,768	591,779
	Hilton Worldwide Holdings Inc.	2,738,383	584,124
	PulteGroup Inc.	4,606,986	555,695
*	Ulta Beauty Inc.	1,054,611	551,435
*	Take-Two Interactive Software Inc.	3,704,686	550,109
*	NVR Inc.	65,756	532,621
	Garmin Ltd.	3,333,325	496,232
*	Aptiv plc	6,059,996	482,679
	Genuine Parts Co.	3,028,780	469,249
*	ROBLOX Corp. Class A	11,997,351	458,059
	Darden Restaurants Inc.	2,593,520	433,507
	Yum! Brands Inc.	3,055,835	423,691
	Omnicom Group Inc.	4,302,224	416,283

		Shares	Market Value ($000)
*	Warner Bros Discovery Inc.	47,673,944	416,193
*	Expedia Group Inc.	2,841,143	391,367
	Southwest Airlines Co.	12,963,706	378,411
	Domino's Pizza Inc.	757,834	376,553
*	Live Nation Entertainment Inc.	3,509,917	371,244
*	Carnival Corp.	21,881,058	357,536
	Best Buy Co. Inc.	4,211,969	345,508
*	United Airlines Holdings Inc.	7,127,357	341,258
*	Burlington Stores Inc.	1,401,727	325,467
	LKQ Corp.	5,791,697	309,334
	Rollins Inc.	6,308,220	291,881
	News Corp. Class A	10,428,811	273,026
*	MGM Resorts International	5,321,063	251,207
	Las Vegas Sands Corp.	4,094,847	211,704
	Fox Corp. Class A	5,494,447	171,811
	Pool Corp.	398,915	160,962
*	CarMax Inc.	1,715,552	149,442
	Interpublic Group of Cos. Inc.	4,115,435	134,287
[1]	Warner Music Group Corp. Class A	2,753,270	90,913
*,1	Rivian Automotive Inc. Class A	8,252,656	90,367
	Fox Corp. Class B	2,234,550	63,953
	Endeavor Group Holdings Inc. Class A	1,466,073	37,722
	Lennar Corp. Class B	212,879	32,822
[1]	Sirius XM Holdings Inc.	5,377,602	20,865
*	Liberty Media Corp.-Liberty SiriusXM Class A	479,289	14,235
	News Corp. Class B	355,310	9,615
*	Liberty Media Corp.-Liberty SiriusXM	217,600	6,465
[1]	Paramount Global Class A	112,870	2,464
			21,580,839
Consumer Staples (5.2%)
	Cencora Inc.	3,682,892	894,906
	Corteva Inc.	15,310,903	882,980
	Kroger Co.	14,062,762	803,406
	Archer-Daniels-Midland Co.	11,584,576	727,627
	Church & Dwight Co. Inc.	5,295,176	552,340
	General Mills Inc.	6,168,235	431,591
	McCormick & Co. Inc. (Non-Voting)	5,462,570	419,580
	Clorox Co.	2,695,212	412,664
	Kenvue Inc.	18,722,535	401,786
	Tyson Foods Inc. Class A	6,220,721	365,343
[1]	Brown-Forman Corp. Class B	6,679,206	344,781
	Kellanova	5,918,480	339,070
	Walgreens Boots Alliance Inc.	14,980,479	324,927
	Hershey Co.	1,621,965	315,472
	Conagra Brands Inc.	10,386,040	307,842
	J M Smucker Co.	2,189,587	275,603
	Hormel Foods Corp.	5,936,671	207,130
	Campbell Soup Co.	4,207,958	187,044
	Lamb Weston Holdings Inc.	1,568,067	167,046
	Molson Coors Beverage Co. Class B	1,935,201	130,142
	Albertsons Cos. Inc. Class A	3,444,457	73,849
	Brown-Forman Corp. Class A	1,083,391	57,365
			8,622,494
Energy (5.0%)
	ONEOK Inc.	12,653,024	1,014,393
	Hess Corp.	6,004,418	916,514
	Cheniere Energy Inc.	4,842,471	780,994

		Shares	Market Value ($000)
	Diamondback Energy Inc.	3,875,629	768,033
	Baker Hughes Co. Class A	21,738,912	728,254
	Devon Energy Corp.	13,915,638	698,287
	Halliburton Co.	17,398,854	685,863
	Williams Cos. Inc.	13,217,714	515,094
	Coterra Energy Inc.	15,525,595	432,854
	Kinder Morgan Inc.	20,495,011	375,878
*	First Solar Inc.	2,205,202	372,238
	Marathon Oil Corp.	12,541,213	355,418
*	Enphase Energy Inc.	2,801,868	338,970
	EQT Corp.	4,781,002	177,232
	Texas Pacific Land Corp.	199,978	115,689
			8,275,711
Financials (12.9%)
	Arthur J Gallagher & Co.	4,709,164	1,177,480
	Allstate Corp.	5,714,030	988,584
	Apollo Global Management Inc.	8,632,967	970,777
*	Coinbase Global Inc. Class A	3,634,815	963,662
	Ameriprise Financial Inc.	2,178,394	955,095
	Prudential Financial Inc.	7,797,565	915,434
	MSCI Inc. Class A	1,632,073	914,695
*	Arch Capital Group Ltd.	7,702,544	712,023
	Discover Financial Services	5,431,248	711,982
	Hartford Financial Services Group Inc.	6,482,822	668,055
	Willis Towers Watson plc	2,225,716	612,072
	T. Rowe Price Group Inc.	4,857,597	592,238
	Nasdaq Inc.	9,369,328	591,205
	American International Group Inc.	7,394,354	578,017
	Fifth Third Bancorp	14,790,599	550,358
	M&T Bank Corp.	3,618,572	526,285
	Raymond James Financial Inc.	4,085,366	524,643
	Broadridge Financial Solutions Inc.	2,557,630	523,956
	Ares Management Corp. Class A	3,627,186	482,343
	State Street Corp.	6,229,211	481,643
	Principal Financial Group Inc.	5,124,702	442,313
	Huntington Bancshares Inc.	31,450,115	438,729
	LPL Financial Holdings Inc.	1,617,648	427,383
	Regions Financial Corp.	20,208,230	425,181
	Cincinnati Financial Corp.	3,409,159	423,315
	Cboe Global Markets Inc.	2,293,950	421,468
*	Markel Group Inc.	271,052	412,400
	Northern Trust Corp.	4,231,596	376,274
	FactSet Research Systems Inc.	827,006	375,783
	Everest Group Ltd.	942,981	374,835
	W R Berkley Corp.	4,180,408	369,715
	Citizens Financial Group Inc.	9,469,551	343,650
	Loews Corp.	4,099,644	320,961
	KeyCorp	20,292,076	320,818
	Fidelity National Financial Inc.	5,617,671	298,298
	Tradeweb Markets Inc. Class A	2,514,650	261,951
	Interactive Brokers Group Inc. Class A	2,208,877	246,754
	Brown & Brown Inc.	2,483,640	217,418
	Franklin Resources Inc.	6,864,863	192,971
[1]	Corebridge Financial Inc.	4,710,592	135,335
	Globe Life Inc.	1,022,669	119,008
*,1	Rocket Cos. Inc. Class A	2,753,783	40,068
			21,425,175

		Shares	Market Value ($000)
Health Care (9.5%)
*	Dexcom Inc.	8,373,851	1,161,453
*	IQVIA Holdings Inc.	3,942,640	997,054
*	Centene Corp.	11,617,909	911,773
	GE HealthCare Technologies Inc.	9,396,336	854,221
*	Moderna Inc.	7,453,665	794,263
*	Veeva Systems Inc. Class A	3,147,509	729,246
*	Biogen Inc.	3,157,102	680,766
	ResMed Inc.	3,194,508	632,608
	West Pharmaceutical Services Inc.	1,592,200	630,049
	Zimmer Biomet Holdings Inc.	4,538,434	598,983
	Cardinal Health Inc.	5,282,462	591,107
*	Align Technology Inc.	1,580,098	518,146
*	Molina Healthcare Inc.	1,203,526	494,445
*	IDEXX Laboratories Inc.	902,620	487,352
	STERIS plc	2,146,817	482,647
*	Illumina Inc.	3,452,174	474,053
	Baxter International Inc.	11,033,175	471,558
	Agilent Technologies Inc.	3,182,038	463,018
	Cooper Cos. Inc.	4,317,897	438,094
	Laboratory Corp. of America Holdings	1,822,780	398,204
*	Hologic Inc.	5,099,574	397,563
*	Alnylam Pharmaceuticals Inc.	2,606,403	389,527
*	Avantor Inc.	14,727,853	376,591
*	BioMarin Pharmaceutical Inc.	4,090,309	357,248
	Quest Diagnostics Inc.	2,405,182	320,154
	Viatris Inc.	26,068,405	311,257
	Revvity Inc.	2,679,250	281,321
	Royalty Pharma plc Class A	8,243,527	250,356
*	Incyte Corp.	4,146,424	236,222
*	Insulet Corp.	758,325	129,977
			15,859,256
Industrials (20.3%)
	TransDigm Group Inc.	1,147,430	1,413,175
	PACCAR Inc.	11,379,578	1,409,816
	Cintas Corp.	1,871,695	1,285,911
	Carrier Global Corp.	18,538,038	1,077,616
	United Rentals Inc.	1,459,516	1,052,472
	WW Grainger Inc.	961,305	977,936
	Ferguson plc	4,406,817	962,581
	Fidelity National Information Services Inc.	12,869,837	954,685
	Old Dominion Freight Line Inc.	4,266,097	935,598
	AMETEK Inc.	5,017,703	917,738
	L3Harris Technologies Inc.	4,129,342	879,963
	Otis Worldwide Corp.	8,806,893	874,260
	Cummins Inc.	2,960,313	872,256
	Ingersoll Rand Inc.	8,761,245	831,880
	Martin Marietta Materials Inc.	1,342,497	824,213
	Quanta Services Inc.	3,165,777	822,469
	Vulcan Materials Co.	2,872,023	783,833
	PPG Industries Inc.	5,109,703	740,396
	Verisk Analytics Inc. Class A	3,114,285	734,130
	Rockwell Automation Inc.	2,488,982	725,115
	Equifax Inc.	2,692,224	720,224
	Xylem Inc.	5,236,154	676,721
	Fortive Corp.	7,616,950	655,210
*	Fair Isaac Corp.	512,773	640,766
	DuPont de Nemours Inc.	8,162,479	625,817

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	466,514	621,065
	Howmet Aerospace Inc.	8,911,079	609,785
*	Keysight Technologies Inc.	3,798,531	594,014
	Global Payments Inc.	4,303,508	575,207
	Westinghouse Air Brake Technologies Corp.	3,844,724	560,099
	Dover Corp.	3,038,252	538,348
	Johnson Controls International plc	7,399,555	483,339
	Ball Corp.	6,857,892	461,948
*	Corpay Inc.	1,490,000	459,725
	Veralto Corp.	5,083,172	450,674
*	Waters Corp.	1,284,761	442,253
*	Teledyne Technologies Inc.	1,024,767	439,953
	Jacobs Solutions Inc.	2,730,023	419,686
	Textron Inc.	4,190,133	401,959
	Expeditors International of Washington Inc.	3,159,117	384,054
	Synchrony Financial	8,840,085	381,184
	Masco Corp.	4,774,674	376,626
	Packaging Corp. of America	1,947,038	369,509
	JB Hunt Transport Services Inc.	1,792,905	357,236
*	Trimble Inc.	5,405,185	347,878
	Snap-on Inc.	1,145,368	339,281
*	Zebra Technologies Corp. Class A	1,116,383	336,523
	TransUnion	4,210,750	336,018
	Stanley Black & Decker Inc.	3,327,593	325,871
	HEICO Corp. Class A	1,635,166	251,717
	Hubbell Inc. Class B	582,602	241,809
	HEICO Corp.	890,379	170,062
	Jack Henry & Associates Inc.	791,538	137,514
*,1	Symbotic Inc. Class A	538,676	24,240
			33,832,358
Real Estate (7.3%)
	Welltower Inc.	12,356,913	1,154,630
	Realty Income Corp.	18,705,622	1,011,974
	Digital Realty Trust Inc.	6,768,608	974,950
*	CoStar Group Inc.	8,871,098	856,948
	Extra Space Storage Inc.	4,588,863	674,563
*	CBRE Group Inc. Class A	6,307,286	613,321
	VICI Properties Inc. Class A	20,419,269	608,290
	AvalonBay Communities Inc.	3,084,220	572,308
	Weyerhaeuser Co.	15,843,396	568,936
	Simon Property Group Inc.	3,361,892	526,102
	Iron Mountain Inc.	6,347,172	509,107
	SBA Communications Corp. Class A	2,342,965	507,721
	Equity Residential	7,824,925	493,831
	Alexandria Real Estate Equities Inc.	3,801,142	490,005
	Invitation Homes Inc.	12,631,048	449,792
	Ventas Inc.	8,744,316	380,728
	Sun Communities Inc.	2,703,882	347,665
	Essex Property Trust Inc.	1,394,056	341,279
	Mid-America Apartment Communities Inc.	2,535,600	333,634
	WP Carey Inc.	4,750,033	268,092
	Host Hotels & Resorts Inc.	7,643,606	158,070
	Healthpeak Properties Inc.	7,694,531	144,272
	UDR Inc.	3,576,672	133,803
*	Zillow Group Inc. Class C	1,758,761	85,792
*	Zillow Group Inc. Class A	342,058	16,371
			12,222,184

		Shares	Market Value ($000)
Technology (13.9%)
	Amphenol Corp. Class A	13,030,068	1,503,018
*	Super Micro Computer Inc.	1,069,624	1,080,352
	Microchip Technology Inc.	11,737,779	1,052,996
*	Palantir Technologies Inc. Class A	43,291,232	996,131
*	DoorDash Inc. Class A	6,137,746	845,290
	Cognizant Technology Solutions Corp. Class A	10,813,352	792,511
*	Gartner Inc.	1,608,817	766,875
	CDW Corp.	2,909,620	744,223
*	Datadog Inc. Class A	5,906,712	730,070
*	ON Semiconductor Corp.	9,281,493	682,654
	Monolithic Power Systems Inc.	990,975	671,306
*	Atlassian Corp. Class A	3,417,863	666,859
	Marvell Technology Inc.	9,388,248	665,439
*	ANSYS Inc.	1,889,961	656,119
*	HubSpot Inc.	1,045,578	655,117
	HP Inc.	20,444,990	617,848
*	Cloudflare Inc. Class A	6,156,291	596,114
	Corning Inc.	16,682,423	549,853
*	MongoDB Inc. Class A	1,489,606	534,232
	Hewlett Packard Enterprise Co.	28,228,288	500,488
*	Fortinet Inc.	7,087,323	484,135
*	Western Digital Corp.	7,076,509	482,901
	NetApp Inc.	4,476,479	469,896
*	Pinterest Inc. Class A	12,932,546	448,371
	Seagate Technology Holdings plc	4,552,167	423,579
*	Tyler Technologies Inc.	918,514	390,378
	Skyworks Solutions Inc.	3,481,225	377,086
[1]	Teradyne Inc.	3,324,707	375,127
*	Zscaler Inc.	1,933,751	372,498
*	GoDaddy Inc. Class A	3,086,481	366,304
*	Okta Inc. Class A	3,433,638	359,227
*	Akamai Technologies Inc.	3,277,200	356,428
*	VeriSign Inc.	1,863,565	353,164
*	EPAM Systems Inc.	1,256,475	346,988
*	Zoom Video Communications Inc. Class A	5,040,981	329,529
	Vertiv Holdings Co. Class A	3,940,336	321,807
	SS&C Technologies Holdings Inc.	4,568,706	294,088
	Gen Digital Inc.	11,762,522	263,480
*	Snap Inc. Class A	22,739,717	261,052
	Bentley Systems Inc. Class B	4,942,925	258,120
	Leidos Holdings Inc.	1,474,484	193,290
*	Twilio Inc. Class A	1,867,295	114,185
	Paycom Software Inc.	531,138	105,702
*	Unity Software Inc.	2,887,678	77,101
			23,131,931
Telecommunications (1.3%)
	Motorola Solutions Inc.	3,608,691	1,281,013
*	Arista Networks Inc.	2,716,216	787,648
*	Liberty Broadband Corp. Class C	1,285,481	73,568
*	Liberty Broadband Corp. Class A	159,135	9,090
			2,151,319
Utilities (7.3%)
	Constellation Energy Corp.	6,937,411	1,282,380
	Waste Connections Inc.	5,597,119	962,761
	PG&E Corp.	56,722,985	950,677
	Public Service Enterprise Group Inc.	10,840,318	723,917

			Shares	Market Value ($000)
		Consolidated Edison Inc.	7,490,789	680,239
		Xcel Energy Inc.	12,060,101	648,230
		Edison International	8,330,118	589,189
		WEC Energy Group Inc.	6,852,990	562,768
		American Water Works Co. Inc.	4,229,476	516,884
		Entergy Corp.	4,623,465	488,608
		FirstEnergy Corp.	11,850,190	457,654
		Eversource Energy	7,583,957	453,293
		Dominion Energy Inc.	9,085,445	446,913
		PPL Corp.	16,014,692	440,885
		DTE Energy Co.	3,806,428	426,853
		Ameren Corp.	5,712,982	422,532
		Exelon Corp.	10,801,652	405,818
		CenterPoint Energy Inc.	13,669,337	389,439
		CMS Energy Corp.	6,338,860	382,487
		Alliant Energy Corp.	5,488,815	276,636
		Vistra Corp.	3,884,274	270,540
		AES Corp.	7,715,238	138,334
		NiSource Inc.	4,861,466	134,468
		Evergy Inc.	2,491,688	133,006
		Avangrid Inc.	1,682,766	61,320
				12,245,831
Total Common Stocks (Cost $103,340,677)				165,936,184
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $691,883)	5.407%	6,921,167	691,978
Total Investments (100.0%) (Cost $104,032,560)				166,628,162
Other Assets and Liabilities—Net (0.0%)				80,521
Net Assets (100%)				166,708,683
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $98,077,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $103,665,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	229	24,571	710
E-mini S&P 500 Index	June 2024	568	150,761	3,404
E-mini S&P Mid-Cap 400 Index	June 2024	246	75,704	2,714
				6,828

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/30/24	BANA	19,491	(5.328)	—	(289)
Coinbase Global Inc. Class A	1/31/25	GSI	96,944	(5.332)	8,961	—
Corebridge Financial Inc.	1/31/25	CITNA	17,150	(0.136)	3,121	—
CRSP US Mid Cap TR Index	8/30/24	BANA	114,875	(5.878)	4,196	—
Global Payments Inc.	8/30/24	BANA	168,610	(5.928)	4,723	—
Molina Healthcare Inc.	8/30/24	BANA	25,604	(5.328)	997	—
Palantir Technologies Inc. Class A	8/30/24	BANA	6,721	(5.328)	—	(582)
Sirius XM Holdings Inc.	1/31/25	GSI	5,164	(5.332)	—	(224)
Trade Desk Inc. Class A	8/30/24	BANA	29,901	(5.328)	577	—
VICI Properties Inc. Class A	8/30/24	BANA	61,357	(5.978)	289	—
					22,864	(1,095)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $16,844,000 and cash of $620,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	165,936,184	—	—	165,936,184
Temporary Cash Investments	691,978	—	—	691,978
Total	166,628,162	—	—	166,628,162

Derivative Financial Instruments
Assets
Futures Contracts[1]	6,828	—	—	6,828
Swap Contracts	—	22,864	—	22,864
Total	6,828	22,864	—	29,692
Liabilities
Swap Contracts	—	1,095	—	1,095
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.